Related party transactions (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Compensation of Key Management Personnel and Directors
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Salaries and other short-term employee benefits (1)	$26	$34
Post-employment benefits (2)	2	2
Share-based payments	44	42
	$72	$78

(1)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 22 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(2)	Directors do not receive post-employment benefits.

Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members
Stock options, stock awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2019		October 31, 2018

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (1)	2,372,714	$51	2,154,835	$37
Other non-option stock based awards (1)	1,481,096	157	1,440,002	138
RBC common and preferred shares	463,362	49	453,316	43
	4,317,172	$257	4,048,153	$218

(1)	Directors do not receive stock options or any other non-option stock based awards.

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Commitments and other contingencies	$430	$621
Other fees received for services rendered	47	41
Other fees paid for services received	128	150